Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital
Share Capital
16.	Share Capital

The Company historically operated its business through its subsidiaries, VIEs and the subsidiary of the VIE. The Company, through a series of transactions which are accounted for as a reorganization of entities under common control, became the ultimate parent entity of these subsidiaries, VIEs and the subsidiary of the VIE on December 21, 2018. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

On February 28, 2018, the Company issued 310,627,024 ordinary shares with par value of US$0.00005 to MOLBASE Inc. in connection with the incorporation of the Company (Note 1). As of December 31, 2020, 334,999,682 Class A ordinary shares were issued (December 31, 2019: 255,807,290), of which 304,488,317 shares were outstanding (December 31, 2019: 255,807,290), and 54,819,733 Class B ordinary shares were issued and outstanding (December 31, 2019: 54,819,733). In the first half 2020, the Company issued 35,005,761 ordinary shares.

The Company did not pay or declare any dividends on ordinary shares in the years ended December 31, 2018, 2019 and 2020.